Contingent liabilities and contingent assets (Details) - GBP (£)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Transfer fees
Additional fees payable, first team squad	£ 111,808,000
Additional fees payable, other	10,796,000
Additional fees payable	122,604,000	£ 91,993,000	£ 85,960,000
Probable effect of contingent assets	0	£ 75,000	£ 1,314,000
MUFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squad	69,802,000
Additional fees payable, other	9,676,000
Additional fees payable	79,478,000
International appearances
Transfer fees
Additional fees payable, first team squad	10,989,000
Additional fees payable, other	1,120,000
Additional fees payable	12,109,000
Awards
Transfer fees
Additional fees payable, first team squad	31,017,000
Additional fees payable	£ 31,017,000